8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Consulting Fees

Mr. Daems does not bill the Company for his services as President, however a related party by common director has a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized an expense of $53,304 in 2013 in (2012 - $26,582, 2011 - $5,487) as consulting fees under the agreement.

Directors’ fees

Directors’ fees of $Nil (2012 and 2011 - $Nil) have been recorded as consulting fees at December 31, 2013.